Credit Facilities, Long-Term Debt and Lease Liabilities - Other (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Oct. 22, 2020	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate				4.07%	4.509%
US Wind Projects - Big Level
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred	$ 112	$ 122
Tax equity funding			$ 85
Lakeswind
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred	$ 22	23
US Wind Projects - Antrim
Disclosure of detailed information about borrowings [line items]
Tax equity funding			$ 41
Accelerated tax depreciation		$ 35
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate		5.90%	5.90%